Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BlackRock Total Return Fund	Jan. 28, 2021	[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.34%	[1],[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.77%	[4]
Fee Waiver or Reimbursement	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.76%	[1],[3]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.34%	[1],[3]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.48%	[4]
Fee Waiver or Reimbursement	(0.03%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.45%	[1],[3]
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.34%	[1],[3]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.05%	[4]
Fee Waiver or Reimbursement	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.04%	[1],[3]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.34%	[1],[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.50%	[4]
Fee Waiver or Reimbursement	(0.05%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.45%	[1],[3]

[1]
Based on the most recent fiscal year, BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.05% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.34%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 47, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.78% (for Investor A Shares), 1.44% (for Investor C Shares), 0.44% (for Institutional Shares) and 1.03% (for Class R Shares) of average daily net assets through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).

[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, with the exception of the Fund’s investment in the Master Portfolio, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund or the Master Portfolio pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[4]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.